Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income		$ 17,598	$ 18,801
Other comprehensive income, net of tax
Foreign currency translation adjustment	[1]	(12,642)	169
Comprehensive income		$ 4,956	$ 18,970

[1]	No tax impact